DERIVATIVES - (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of derivative instruments at fair value
Our derivative instruments are summarized as follows:

		Fair Value
Derivative Instruments not designated as hedging instruments under ASC 815	Balance Sheet Location	December 31, 2012	December 31, 2011
Warrants	Current derivative liabilities	$4,857	$662
Convertible Note embedded derivative	Current derivative liabilities	17,173	1,643
		$22,030	$2,305

Effect of derivative instruments on the statement of operations
The following table presents the effect of derivative instruments on the statement of operations for the year ended December 31, 2012 and December 31, 2011 excluding income tax effects:

Derivative Instruments not designated as hedging instruments under ASC 815	Location of Income/(Loss) Recognized	December 31, 2012	December 31, 2011
Warrants	Derivative income (loss)	$(4,195)	$2,562
Convertible Note embedded derivative	Derivative income (loss)	(15,530)	10,860
		$(19,725)	$13,422

Volume positions of warrants and convertible notes
Warrant and Convertible Note volume positions are presented in the number of shares underlying the respective instruments.  The table below presents our volume positions as of December 31, 2012 and December 31, 2011:

Derivative Instruments not designated as hedging instruments under ASC 815	Number of Shares
Warrants	3,000,000
Convertible Note embedded derivative	5,238,095
8,238,095